Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table depicts the disaggregation of revenue:

	Year Ended December 31,
	2023	2022	2021
Fuel	$22,520	$25,209	$17,139
Non-fuel	284	277	260
Lease income	151	143	138
Terminal throughput	61	49	35
Other	52	51	24
Total revenues	$23,068	$25,729	$17,596

Contract with Customer, Asset and Liability [Table Text Block]
The balances of the Partnership’s contract assets and contract liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022	Increase/ (Decrease)
Contract assets	$256	$200	$56
Accounts receivable from contracts with customers	809	834	(25)
Contract liabilities	—	—	—